EARNINGS / (LOSS) PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Apr. 15, 2024 shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Earnings per share [line items]
Dilutive effect of share options outstanding exercisable into ordinary shares (in shares)		13,900	11,700	10,400
Dilutive effect of notes convertible into ordinary shares (in shares)		2,000	3,100	4,100
EARNINGS / (LOSS) PER SHARE [Abstract]
Loss attributable to ordinary equity shareholders of the Group (in shares) | $		$ (599,151)	$ (56,656)	$ (60,366)
Weighted average number of ordinary shares used in calculating basic earnings per share		137,426	110,494	108,681
Basic loss per share (in dollars per share) | $ / shares		$ (4.36)	$ (0.51)	$ (0.56)
Diluted loss per share (in dollars per share) | $ / shares		$ (4.36)	$ (0.51)	$ (0.56)
Warrants [member]
Earnings per share [line items]
Dilutive effect of warrants on weighted average number of ordinary shares		5,200
August and November 2024 convertible senior notes [Member]
Earnings per share [line items]
Dilutive effect of convertible senior notes into ordinary shares		36,500
Norway Acquisition [Member]
Earnings per share [line items]
Dilutive effect of notes convertible into ordinary shares (in shares)	400
Class A Ordinary Shares [Member]
EARNINGS / (LOSS) PER SHARE [Abstract]
Number of votes granted per share | Vote		1
Class V Ordinary Shares [Member]
EARNINGS / (LOSS) PER SHARE [Abstract]
Number of votes granted per share | Vote		10